Significant Accounting Policies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Ordinary shares outstanding		4,664,119	489,812
Right of use lease assets (in Dollars)	$ 530,444